Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 4,055			$ 5,028				$ 1,808
Prepaid expenses and other current assets	642			587				1,126
Total current assets	4,697			5,615				2,934
Property and equipment, net	1			4				8
Operating lease right-of-use assets	84			120				14
Total assets	4,782			5,739				2,956
Current liabilities:
Accounts payable	1,317			897				1,410
Accrued expenses	1,388			691				1,270
Operating lease liabilities, current	54			48				14
Total current liabilities	2,759			1,636				2,697
Operating lease liabilities, non-current	30			71				0
Total liabilities	2,789			1,707				2,697
Commitments and contingencies (Note 9)
Stockholders' equity:
Common stock, 0.0001 par value; 250,000,000 shares authorized as of September 30, 2025 and December 31, 2024; 3,268,727 and 525,485 shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively	0			0				0
Additional paid-in capital	51,030			43,772				31,792
Accumulated deficit	(49,037)			(39,740)				(31,533)
Total stockholders’ equity	1,993	$ 3,322	$ 1,205	4,032	$ 3,660	$ 4,719	$ 2,798	259	$ (1,625)
Total liabilities and stockholders' equity	$ 4,782			$ 5,739				$ 2,956